Related parties - Outstanding related party transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Trade receivables	$ 1,231	$ 883
Trade payables	188	439
Shareholders Loan	35,936	60,379
Turnover	1,464	818
Dividend Income	7,534	12,600
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	440	227
Trade payables	0	0
Shareholders Loan	16,665	23,215
Turnover	398	390
Dividend Income	0	0
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	472	90
Trade payables	0	0
Shareholders Loan	0	0
Turnover	398	390
Dividend Income	5,550	12,600
Bari Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	283	265
Trade payables	52	211
Shareholders Loan	19,271	18,390
Turnover	342	13
Dividend Income	0	0
Bastia Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	17	301
Trade payables	1	96
Shareholders Loan	0	18,773
Turnover	326	25
Dividend Income	1,590	0
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	19	0
Trade payables	135	132
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	$ 0	$ 0